UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DW Investment Management, LP
Address: 590 Madison Avenue
         9th Floor
         New York, New York  10022

13F File Number:  028-14046

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Warren
Title:     Chief Executive Officer
Phone:     212.751.6160

Signature, Place, and Date of Signing:

 /s/ David Warren     New York, New York/USA     November 14, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    11

Form 13F Information Table Value Total:    $96,819 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EAGLE OUTFITTERS NE   COM              02553E106    11890  1000000 SH       SOLE                  1000000
AEROPOSTALE                    COM              007865108    11023  1000000 SH       SOLE                  1000000
BEAZER HOMES USA INC           COM              07556Q105     1971  1288400 SH       SOLE                  1288400
DANA HLDG CORP                 COM              235825205    16240  1502328 SH       SOLE                  1502328
DEX ONE CORP                   COM              25212W100      341   608080 SH       SOLE                   608080
ENERGY XXI (BERMUDA) LTD       USD UNRS SHS     G10082140    11080   500000 SH       SOLE                   500000
SPRINT NEXTEL CORP             COM SER 1        852061100    21420  7000000 SH       SOLE                  7000000
SANDRIDGE ENERGY INC           COM              80007P307    17460  3000000 SH       SOLE                  3000000
MPG OFFICE TR INC              COM              553274101       86    40000 SH       SOLE                    40000
SPDR S&P 500 ETF TR            TR UNIT          78462F103     1645    35000 SH       SOLE                    35000
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605     3663    36500 SH       SOLE                    36500